Filed with the Securities and Exchange Commission on May 8, 2015

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.
Post-Effective Amendment No.	51	☒

                                                                                                                                                                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	52	☒

(Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

470 Park Avenue South
New York, NY 10016
 (Address and Zip Code of Principal Executive Offices)

1-800-930-3828
Registrant’s Telephone Number, including Area Code

Jay Kesslen
470 Park Avenue South
New York, NY 10016
 (Name and Address of Agent for Service)

With a copy to:
Mary Jo Reilly, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note. This Post-Effective Amendment (“PEA”) No. 51 hereby incorporates Parts A, B and C from the Trust’s PEA No. 50 on Form N-1A filed on April 29, 2015.  This PEA No. 51 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in PEA No. 50.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act, the Registrant, Kinetics Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 51 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 51 to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 8th day of May, 2015.

KINETICS MUTUAL FUNDS, INC.

/s/ Peter B. Doyle*
Peter B. Doyle, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 51 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

NAME	TITLE	DATE

Peter B. Doyle*	Director, President, Chairman of the Board	May 8, 2015
Peter B. Doyle
Douglas Cohen*	Director	May 8, 2015
Douglas Cohen
William J. Graham*	Director	May 8, 2015
William J. Graham
Steven T. Russell*	Director	May 8, 2015
Steven T. Russell
Murray Stahl*	Director and Secretary	May 8, 2015
Murray Stahl
Joseph E. Breslin*	Director	May 8, 2015
Joseph E. Breslin
James Breen*	Director	May 8, 2015
James M. Breen
Leonid Polyakov*	Director and Treasurer	May 8, 2015
Leonid Polyakov
*By:/s/ Jay Kesslen
Attorney-In-Fact pursuant to the Power of Attorney.

Resolution of the Board of Trustees of Kinetics Portfolios Trust (the “Trust”) and the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”)

RESOLVED, that the officers of the Trust/Company who may be required to execute any amendments to the Trust’s/Company’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Jay Kesslen, their true and lawful attorney, to execute in their name, place and stead, in their capacity as Director/Trustee or officer of the Trust/Company, any and all amendments to the Trust’s/Company’s Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in their name and on their behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as they might or could do in person, said acts of said attorney, being hereby ratified and approved.

The foregoing is certified as the true and correct resolution of the Board of Trustees of the Trust and the Board of Directors of the Company, duly adopted on March 11, 2013.

/s/ Jay Kesslen_______
Jay Kesslen
Assistant Secretary and Vice President of the Trust and the Company

Dated: May 8, 2015

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE